Accounts and transactions with related parties (Details 2) $ in Thousands, in Thousands	12 Months Ended
	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 CLF ( )	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Commitments made by entity, related party transactions		200,000,000		$ 0
Ralated Party Transactions Charges Credits on Income				(100,146)
Minera Antucoya [Member] | Sales of products [Member]
Related Parties Tax ID	76,079,669-7	76,079,669-7	76,079,669-7
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 2,045		$ 1,501
Ralated Party Transactions Charges Credits on Income	$ 1,636		$ 1,200
Vina Tabali S.A. [Member] | Services provided [Member]
Related Parties Tax ID	76,178,803-5	76,178,803-5	76,178,803-5
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Services provided	Services provided	Services provided
Commitments made by entity, related party transactions	$ 90,214		$ 85,931
Ralated Party Transactions Charges Credits on Income	$ 90,214		$ 85,931
Canal 13 SpA. [Member] | Advertisings [Member]
Related Parties Tax ID	76,115,132-0	76,115,132-0	76,115,132-0
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Advertising	Advertising	Advertising
Commitments made by entity, related party transactions	$ 2,641,844		$ 2,064,067
Ralated Party Transactions Charges Credits on Income	$ (2,641,844)		$ (2,064,067)
Inversiones Irsa Ltda [Member] | Dividends paid [Member]
Related Parties Tax ID	76,313,970-0	76,313,970-0	76,313,970-0
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Dividends paid	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 4,522,295		$ 4,457,428
Ralated Party Transactions Charges Credits on Income	$ 0		$ 0
Cervecera Szot SpA [Member] | Capital contribution [Member]
Related Parties Tax ID	76,481,675-7	76,481,675-7	76,481,675-7
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Capital contribution	Capital contribution	Capital contribution
Commitments made by entity, related party transactions	$ 0		$ 52,771
Ralated Party Transactions Charges Credits on Income	$ 0		$ 0
Heliservicios SA [Member] | Services received [Member]
Related Parties Tax ID	76,553,712-6	76,553,712-6	76,553,712-6
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Services received	Services received	Services received
Commitments made by entity, related party transactions	$ 0		$ 17,760
Ralated Party Transactions Charges Credits on Income	$ 0		$ (17,760)
Minera Centinela [Member] | Sales of products [Member]
Related Parties Tax ID	76,727,040-2	76,727,040-2	76,727,040-2
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 7,246		$ 5,085
Ralated Party Transactions Charges Credits on Income	$ 5,797		$ 4,068
Cervecera Kunstmann Ltda [Member] | Sales of products [Member]
Related Parties Tax ID	77,051,330-8	77,051,330-8	77,051,330-8
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 773,056		$ 640,590
Ralated Party Transactions Charges Credits on Income	$ 589,466		$ 484,283
Cervecera Kunstmann Ltda [Member] | Services provided [Member]
Related Parties Tax ID			77,051,330-8
Country of incorporation			Chile
Description of nature of related party relationship			Services received
Comercial Patagona Ltda. [Member] | Sales of products [Member]
Related Parties Tax ID	77,755,610-K	77,755,610-K	77,755,610-K
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 5,777,863		$ 4,807,422
Ralated Party Transactions Charges Credits on Income	$ 3,466,718		2,884,453
Comercial Patagona Ltda. [Member] | Services provided [Member]
Related Parties Tax ID	77,051,330-8	77,051,330-8
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Commitments made by entity, related party transactions	$ 113,507		152,578
Ralated Party Transactions Charges Credits on Income	$ (113,507)		$ (152,578)
Comercial Patagona Ltda. [Member] | Services received [Member]
Related Parties Tax ID	77,755,610-K	77,755,610-K	77,755,610-K
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Services received	Services received	Services received
Commitments made by entity, related party transactions	$ 405,845		$ 355,279
Ralated Party Transactions Charges Credits on Income	$ (405,845)		$ (355,279)
Inversiones PFI Chile Ltda. [Member] | Services provided [Member]
Related Parties Tax ID	78,259,420-6	78,259,420-6	78,259,420-6
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Services provided	Services provided	Services provided
Commitments made by entity, related party transactions	$ 2,756,584		$ 3,154,653
Ralated Party Transactions Charges Credits on Income	$ 2,756,584		$ 3,154,653
Inversiones PFI Chile Ltda. [Member] | Purchase of products [Member]
Related Parties Tax ID	78,259,420-6	78,259,420-6	78,259,420-6
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Purchase of products	Purchase of products	Purchase of products
Commitments made by entity, related party transactions	$ 12,726,958		$ 11,062,488
Ralated Party Transactions Charges Credits on Income	$ 0		$ 0
Cervecera Valdivia SA [Member] | Dividends paid [Member]
Related Parties Tax ID	79,985,340-K	79,985,340-K	79,985,340-K
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Dividends paid	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 990,073		$ 818,433
Ralated Party Transactions Charges Credits on Income	$ 0		$ 0
Cooperativa Agrcola Control Pisquero de Elqui y Limar Ltda [Member] | Dividends paid [Member]
Related Parties Tax ID			81,805,700-8
Country of incorporation			Chile
Description of nature of related party relationship			Dividends paid
Cooperativa Agrcola Control Pisquero de Elqui y Limar Ltda [Member] | Loan [Member]
Related Parties Tax ID	81,805,700-8	81,805,700-8
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Loan	Loan
Commitments made by entity, related party transactions	$ 26,483		$ 25,204
Ralated Party Transactions Charges Credits on Income	$ 5,826		$ 6,467
Cooperativa Agrcola Control Pisquero de Elqui y Limar Ltda One [Member] | Loan [Member]
Related Parties Tax ID			81,805,700-8
Country of incorporation			Chile
Description of nature of related party relationship			Loan
Cooperativa Agrcola Control Pisquero de Elqui y Limar Ltda One [Member] | Purchase of grape [Member]
Related Parties Tax ID	81,805,700-8	81,805,700-8
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Purchase of grape	Purchase of grape
Commitments made by entity, related party transactions	$ 5,358,014		$ 4,855,607
Ralated Party Transactions Charges Credits on Income	$ 0		0
Cooperativa Agrcola Control Pisquero de Elqui y Limar Ltda Two [Member] | Dividends paid [Member]
Related Parties Tax ID	81,805,700-8	81,805,700-8
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 768,325		637,313
Ralated Party Transactions Charges Credits on Income	$ 0		$ 0
Cooperativa Agrcola Control Pisquero de Elqui y Limar Ltda Two [Member] | Purchase of grape [Member]
Related Parties Tax ID			81,805,700-8
Country of incorporation			Chile
Description of nature of related party relationship			Purchase of grape
Cooperativa Agrcola Control Pisquero de Elqui y Limar LtdaThree [Member] | Sales of products [Member]
Related Parties Tax ID	81,805,700-8	81,805,700-8
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 3,731		$ 4,727
Ralated Party Transactions Charges Credits on Income	$ 2,985		$ 3,782
Cooperativa Agrcola Control Pisquero de Elqui y Limar LtdaThree [Member] | Supply Contract [Member]
Related Parties Tax ID			81,805,700-8
Country of incorporation			Chile
Description of nature of related party relationship			Supply contract
Cooperativa Agrcola Control Pisquero de Elqui y Limar Ltda Four [Member] | Sales of products [Member]
Related Parties Tax ID			81,805,700-8
Country of incorporation			Chile
Description of nature of related party relationship			Sales of products
Cooperativa Agrcola Control Pisquero de Elqui y Limar Ltda Four [Member] | Supply Contract [Member]
Related Parties Tax ID	81,805,700-8	81,805,700-8
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Supply contract	Supply contract
Commitments made by entity, related party transactions	$ 73,994		$ 70,839
Ralated Party Transactions Charges Credits on Income	$ 4,750		$ 6,604
Nestl Chile SA [Member] | Dividends paid [Member]
Related Parties Tax ID	90,703,000-8	90,703,000-8	90,703,000-8
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Dividends paid	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 3,922,143		$ 4,158,228
Ralated Party Transactions Charges Credits on Income	$ 0		$ 0
Quienco SA [Member] | Sales of products [Member]
Related Parties Tax ID	91,705,000-7	91,705,000-7	91,705,000-7
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 20,362		$ 15,941
Ralated Party Transactions Charges Credits on Income	$ 16,290		$ 12,753
Empresa Nacional de Energa Enex SA [Member] | Services provided [Member]
Related Parties Tax ID			92,011,000-2
Country of incorporation			Chile
Description of nature of related party relationship			Services received
Empresa Nacional de Energa Enex SA [Member] | Services received [Member]
Related Parties Tax ID	92,011,000-2	92,011,000-2
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Commitments made by entity, related party transactions	$ 277,482		$ 298,865
Ralated Party Transactions Charges Credits on Income	$ (277,482)		$ (298,865)
Empresa Nacional de Energa Enex SA [Member] | Purchase of products [Member]
Related Parties Tax ID	92,011,000-2	92,011,000-2	92,011,000-2
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Purchase of products	Purchase of products	Purchase of products
Commitments made by entity, related party transactions	$ 227,106		$ 260,177
Ralated Party Transactions Charges Credits on Income	$ (227,106)		$ (260,177)
Antofagasta Minerals S.A. [Member] | Sales of products [Member]
Related Parties Tax ID	93,920,000-2	93,920,000-2	93,920,000-2
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 34,966		$ 33,441
Ralated Party Transactions Charges Credits on Income	$ 27,973		$ 26,753
Inversiones Enex S.A. [Member] | Sales of products [Member]
Related Parties Tax ID	94,625,000-7	94,625,000-7	94,625,000-7
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 1,474,819		$ 1,445,395
Ralated Party Transactions Charges Credits on Income	$ 1,179,855		$ 1,156,316
Inversiones Y Rentas S.A. [Member] | Dividends paid [Member]
Related Parties Tax ID	96,427,000-7	96,427,000-7	96,427,000-7
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Dividends paid	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 35,137,554		$ 34,633,542
Ralated Party Transactions Charges Credits on Income	$ 0		$ 0
Inversiones Y Rentas S.A. [Member] | Office lease [Member]
Related Parties Tax ID	96,427,000-7	96,427,000-7	96,427,000-7
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Office lease	Office lease	Office lease
Commitments made by entity, related party transactions	$ 9,106		$ 9,622
Ralated Party Transactions Charges Credits on Income	$ 9,106		$ 9,622
Banchile Corredores de Bolsa S.A. [Member] | Investment [Member]
Related Parties Tax ID	96,571,220-8	96,571,220-8	96,571,220-8
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Investments	Investments	Investments
Commitments made by entity, related party transactions	$ 1,231,060,000		$ 645,420,000
Ralated Party Transactions Charges Credits on Income	$ 0		$ 0
Banchile Corredores de Bolsa S.A. [Member] | Investment Rescue [Member]
Related Parties Tax ID			96,571,220-8
Country of incorporation			Chile
Description of nature of related party relationship			Investment Rescue
Banchile Corredora de Bolsa SA [Member] | Investment Rescue [Member]
Related Parties Tax ID	96,571,220-8	96,571,220-8
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Investment Rescue	Investment Rescue
Commitments made by entity, related party transactions	$ 1,220,115,263		$ 654,640,312
Ralated Party Transactions Charges Credits on Income	$ 1,225,263		$ 720,312
Empresas Carozzi S.A. [Member] | Sales of products [Member]
Related Parties Tax ID			96,591,040-9
Country of incorporation			Chile
Description of nature of related party relationship			Sales of products
Empresas Carozzi S.A. [Member] | Services provided [Member]
Related Parties Tax ID	96,591,040-9	96,591,040-9
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 35,820		$ 91,198
Ralated Party Transactions Charges Credits on Income	$ 28,656		$ 72,958
Inversiones Punta Brava SA [Member] | Sales of products [Member]
Related Parties Tax ID			96,657,690-7
Country of incorporation			Chile
Description of nature of related party relationship			Sales of products
Inversiones Punta Brava SA [Member] | Services provided [Member]
Related Parties Tax ID	96,657,690-7	96,657,690-7
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 1,095		$ 1,150
Ralated Party Transactions Charges Credits on Income	$ 876		$ 920
Inversiones Punta Brava SA [Member] | Services received [Member]
Related Parties Tax ID	96,657,690-7	96,657,690-7	96,657,690-7
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Services received	Services received	Services received
Commitments made by entity, related party transactions	$ 87,394		$ 83,946
Ralated Party Transactions Charges Credits on Income	$ (87,394)		$ (83,946)
Transbank S.A. [Member] | Commission [Member]
Related Parties Tax ID	96,689,310-9	96,689,310-9	96,689,310-9
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Commission	Commission	Commission
Commitments made by entity, related party transactions	$ 167,149		$ 131,269
Ralated Party Transactions Charges Credits on Income	$ (167,149)		$ (131,269)
SAAM Extraportuario SA [Member] | Services received [Member]
Related Parties Tax ID	96,798,520-1	96,798,520-1	96,798,520-1
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Services received	Services received	Services received
Commitments made by entity, related party transactions	$ 83,711		$ 55,148
Ralated Party Transactions Charges Credits on Income	$ (83,711)		$ (55,148)
Radiodifusin SpA [Member] | Services provided [Member]
Related Parties Tax ID			96,810,030-0
Country of incorporation			Chile
Description of nature of related party relationship			Services provided
Radiodifusin SpA [Member] | Services received [Member]
Related Parties Tax ID	96,810,030-0	96,810,030-0
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services provided	Services provided
Commitments made by entity, related party transactions	$ 470,325		$ 391,598
Ralated Party Transactions Charges Credits on Income	$ (470,325)		$ (391,598)
Cervecera Austral SA [Member] | Dividends received [Member]
Related Parties Tax ID	96,919,980-7	96,919,980-7	96,919,980-7
Country of incorporation	Chille	Chille	Chille
Description of nature of related party relationship	Dividends received	Dividends received	Dividends received
Commitments made by entity, related party transactions	$ 372,088		$ 245,068
Ralated Party Transactions Charges Credits on Income	$ 0		0
Cervecera Austral SA One [Member] | Sales of products [Member]
Related Parties Tax ID	96,919,980-7	96,919,980-7
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 0		413,117
Ralated Party Transactions Charges Credits on Income	$ 0		$ 183,835
Cervecera Austral SA One [Member] | Royalties [Member]
Related Parties Tax ID			96,919,980-7
Country of incorporation			Chile
Description of nature of related party relationship			Royalty
Cervecera Austral SA Two [Member] | Purchase of products [Member]
Related Parties Tax ID	96,919,980-7	96,919,980-7	96,919,980-7
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Purchase of products	Purchase of products	Purchase of products
Commitments made by entity, related party transactions	$ 10,055,050		$ 8,481,780
Ralated Party Transactions Charges Credits on Income	$ 0		$ 0
Cervecera Austral SAThree [Member] | Sales of products [Member]
Related Parties Tax ID			96,919,980-7
Country of incorporation			Chile
Description of nature of related party relationship			Sales of products
Cervecera Austral SAThree [Member] | Services provided [Member]
Related Parties Tax ID	96,919,980-7	96,919,980-7
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services provided	Services provided
Commitments made by entity, related party transactions	$ 279,607		$ 253,473
Ralated Party Transactions Charges Credits on Income	$ 279,607		$ 253,473
Cervecera Austral SA Four [Member] | Services provided [Member]
Related Parties Tax ID			96,919,980-7
Country of incorporation			Chile
Description of nature of related party relationship			Services provided
Cervecera Austral SA Four [Member] | Royalties [Member]
Related Parties Tax ID	96,919,980-7	96,919,980-7
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Royalty	Royalty
Commitments made by entity, related party transactions	$ 329,276		$ 333,356
Ralated Party Transactions Charges Credits on Income	$ (329,276)		(333,356)
Banco de Chile [Member] | Interests [Member]
Related Parties Tax ID	97,004,000-5	97,004,000-5
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Interests	Interests
Commitments made by entity, related party transactions	$ 165,325		369,097
Ralated Party Transactions Charges Credits on Income	$ (165,325)		$ (369,097)
Banco de Chile [Member] | Derivatives [member]
Related Parties Tax ID			97,004,000-5
Country of incorporation			Chile
Description of nature of related party relationship			Derivatives
Banco de Chile One [Member] | Interests [Member]
Related Parties Tax ID			97,004,000-5
Country of incorporation			Chile
Description of nature of related party relationship			Interests
Banco de Chile One [Member] | Transportation of securities [Member]
Related Parties Tax ID	97,004,000-5	97,004,000-5
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Transportation of securities	Transportation of securities
Commitments made by entity, related party transactions	$ 368,839		$ 359,579
Ralated Party Transactions Charges Credits on Income	$ (368,839)		$ (359,579)
Banco de Chile Two [Member] | Investment [Member]
Related Parties Tax ID			97,004,000-5
Country of incorporation			Chile
Description of nature of related party relationship			Investments
Banco de Chile Two [Member] | Remittanse send [Member]
Related Parties Tax ID	97,004,000-5	97,004,000-5
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Derivatives	Derivatives
Commitments made by entity, related party transactions	$ 42,723,097		$ 63,548,208
Ralated Party Transactions Charges Credits on Income	$ 6,622,290		5,500,174
Banco de Chile Three [Member] | Sales of products [Member]
Related Parties Tax ID	97,004,000-5	97,004,000-5
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 247,781		219,821
Ralated Party Transactions Charges Credits on Income	$ 198,225		$ 175,857
Banco de Chile Three [Member] | Financial income [Member]
Related Parties Tax ID			97,004,000-5
Country of incorporation			Chile
Description of nature of related party relationship			Financial income
Commitments made by entity, related party transactions				247,101
Ralated Party Transactions Charges Credits on Income				247,101
Banco de Chile Four [Member] | Investment [Member]
Related Parties Tax ID	97,004,000-5	97,004,000-5
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Investments	Investments
Commitments made by entity, related party transactions	$ 323,366,723		$ 2,146,826
Ralated Party Transactions Charges Credits on Income	$ 0		$ 0
Banco de Chile Four [Member] | Leasing paid [Member]
Related Parties Tax ID			97,004,000-5
Country of incorporation			Chile
Description of nature of related party relationship			Leasing paid
Commitments made by entity, related party transactions				87,457
Ralated Party Transactions Charges Credits on Income				2,266
Banco de Chile Five [Member] | Investment Rescue [Member]
Related Parties Tax ID	97,004,000-5	97,004,000-5
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Investment Rescue	Investment Rescue
Commitments made by entity, related party transactions	$ 321,199,617		$ 2,155,817
Ralated Party Transactions Charges Credits on Income	$ 334,173		$ 3,596
Banco de Chile Five [Member] | Transportation of securities [Member]
Related Parties Tax ID			97,004,000-5
Country of incorporation			Chile
Description of nature of related party relationship			Transportation of securities
Banco de Chile Six [Member] | Sales of products [Member]
Related Parties Tax ID			97,004,000-5
Country of incorporation			Chile
Description of nature of related party relationship			Sales of products
Foods Compaa de Alimentos CCU SA [Member] | Remittanse send [Member]
Related Parties Tax ID	99,542,980-2	99,542,980-2	99,542,980-2
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Remittanse send	Remittanse send	Remittanse send
Commitments made by entity, related party transactions	$ 0		$ 717,900
Ralated Party Transactions Charges Credits on Income	$ 0		$ 0
Foods Compaa de Alimentos CCU SA One [Member] | Services provided [Member]
Related Parties Tax ID	99,542,980-2	99,542,980-2	99,542,980-2
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Services provided	Services provided	Services provided
Commitments made by entity, related party transactions	$ 444,677		$ 731,310
Ralated Party Transactions Charges Credits on Income	$ 444,677		$ 731,310
Foods Compaa de Alimentos CCU SA Two [Member] | Purchase of products [Member]
Related Parties Tax ID	99,542,980-2	99,542,980-2	99,542,980-2
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Purchase of products	Purchase of products	Purchase of products
Commitments made by entity, related party transactions	$ 11,590		$ 15,329
Ralated Party Transactions Charges Credits on Income	$ (11,590)		$ (15,329)
Foods Compaa de Alimentos CCU SA Three [Member] | Consignation sales [Member]
Related Parties Tax ID	99,542,980-2	99,542,980-2	99,542,980-2
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Consignation sales	Consignation sales	Consignation sales
Commitments made by entity, related party transactions	$ 3,029,169		$ 2,804,870
Ralated Party Transactions Charges Credits on Income	$ 0		$ 0
Bebidas Bolivianas BBO S.A. [Member] | Sales of products [Member]
Related Parties Tax ID	0-E	0-E	0-E
Country of incorporation	Bolivia	Bolivia	Bolivia
Description of nature of related party relationship	Sales of products	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 194,516		$ 425,664
Ralated Party Transactions Charges Credits on Income	$ 73,916		$ 161,752
Bebidas Bolivianas BBO S.A. [Member] | Contribution of capital [Member]
Related Parties Tax ID			0-E
Country of incorporation			Bolivia
Description of nature of related party relationship			Contribution of capital
Commitments made by entity, related party transactions				2,174,370
Ralated Party Transactions Charges Credits on Income				0
Central Cervecera de Colombia S.A.S. [Member] | Capital contribution [Member]
Related Parties Tax ID	0-E	0-E	0-E
Country of incorporation	Colombia	Colombia	Colombia
Description of nature of related party relationship	Capital contribution	Capital contribution	Capital contribution
Commitments made by entity, related party transactions	$ 0		$ 28,232,532	22,943,861
Ralated Party Transactions Charges Credits on Income	$ 0		$ 0	0
Zona Franca Central Cervecera S.A.S. [Member] | Capital contribution [Member]
Related Parties Tax ID	0-E	0-E	0-E
Country of incorporation	Colombia	Colombia	Colombia
Description of nature of related party relationship	Capital contribution	Capital contribution	Capital contribution
Commitments made by entity, related party transactions	$ 59,505,559		$ 21,080,358	0
Ralated Party Transactions Charges Credits on Income	$ 0		$ 0	0
Americas Distilling Investments [Member] | Capital contribution [Member]
Related Parties Tax ID	0-E	0-E	0-E
Country of incorporation	United States	United States	United States
Description of nature of related party relationship	Capital contribution	Capital contribution	Capital contribution
Commitments made by entity, related party transactions	$ 0		$ 1,043,720	0
Ralated Party Transactions Charges Credits on Income	$ 0		$ 0	0
Amstel Brouwerijen B.V. [Member] | License and technical assistance [Member]
Related Parties Tax ID	0-E	0-E	0-E
Country of incorporation	Netherlands	Netherlands	Netherlands
Description of nature of related party relationship	License and technical assistance	License and technical assistance	License and technical assistance
Commitments made by entity, related party transactions	$ 247,395		$ 211,740
Ralated Party Transactions Charges Credits on Income	$ (247,395)		$ (211,740)
Heineken Brouwerijen B.V. [Member] | Purchase of products [Member]
Related Parties Tax ID	0-E	0-E	0-E
Country of incorporation	Netherlands	Netherlands	Netherlands
Description of nature of related party relationship	Purchase of products	Purchase of products	Purchase of products
Commitments made by entity, related party transactions	$ 432,639		$ 306,553
Ralated Party Transactions Charges Credits on Income	$ 0		$ 0
Heineken Brouwerijen BV One [Member] | License and technical assistance [Member]
Related Parties Tax ID	0-E	0-E	0-E
Country of incorporation	Netherlands	Netherlands	Netherlands
Description of nature of related party relationship	License and technical assistance	License and technical assistance	License and technical assistance
Commitments made by entity, related party transactions	$ 9,609,913		$ 11,051,487
Ralated Party Transactions Charges Credits on Income	$ (9,609,913)		$ (11,051,487)
Heineken Brouwerijen BV Two [Member] | Sales of products [Member]
Related Parties Tax ID			0-E
Country of incorporation			Netherlands
Description of nature of related party relationship			Sales of products
Heineken Brouwerijen BV Two [Member] | Services received [Member]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Netherlands	Netherlands
Description of nature of related party relationship	Services received	Services received
Commitments made by entity, related party transactions	$ 73,733		$ 166,677
Ralated Party Transactions Charges Credits on Income	$ (73,733)		(166,677)
Heineken Brouwerijen BV Three [Member] | Sales of products [Member]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Netherlands	Netherlands
Description of nature of related party relationship	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 0		846,179
Ralated Party Transactions Charges Credits on Income	$ 0		$ 634,634
Heineken Brouwerijen BV Three [Member] | Services received [Member]
Related Parties Tax ID			0-E
Country of incorporation			Netherlands
Description of nature of related party relationship			Services received
Societ des Produits Nestl SA [Member] | Royalties [Member]
Related Parties Tax ID	0-E	0-E	0-E
Country of incorporation	Switzerland	Switzerland	Switzerland
Description of nature of related party relationship	Royalty	Royalty	Royalty
Commitments made by entity, related party transactions	$ 543,331		$ 520,363
Ralated Party Transactions Charges Credits on Income	$ (543,331)		$ (520,363)
Compaa Chilena de Fsforos SA [Member] | Dividends paid [Member]
Related Parties Tax ID			90,081,000-8
Country of incorporation			Chile
Description of nature of related party relationship			Dividends paid
Operaciones y Servicios Enex Ltda. [Member] | Sales of products [Member]
Related Parties Tax ID			78,780,780-1
Country of incorporation			Chile
Description of nature of related party relationship			Sales of products
Commitments made by entity, related party transactions				224,387
Ralated Party Transactions Charges Credits on Income				183,997
Cervecera AustralSA Five [Member] | Royalties [Member]
Related Parties Tax ID			96,919,980-7
Country of incorporation			Chile
Description of nature of related party relationship			Royalty
Commitments made by entity, related party transactions				0
Ralated Party Transactions Charges Credits on Income				0
Banco de Chile Seven [Member] | Leasing paid [Member]
Related Parties Tax ID			97,004,000-5
Country of incorporation			Chile
Description of nature of related party relationship			Leasing paid
Commitments made by entity, related party transactions				87,457
Ralated Party Transactions Charges Credits on Income				2,266
Banco de Chile Eight [Member] | Investment Rescue [Member]
Related Parties Tax ID			97,004,000-5
Country of incorporation			Chile
Description of nature of related party relationship			Investment Rescue
Commitments made by entity, related party transactions				247,101
Ralated Party Transactions Charges Credits on Income				247,101
Foods Compaa De Alimentos CCUSA Four [Member] | Sales of products [Member]
Related Parties Tax ID			99,542,980-2
Country of incorporation			Chile
Description of nature of related party relationship			Sales of products
Commitments made by entity, related party transactions				5,973
Ralated Party Transactions Charges Credits on Income				$ 2,745